Taxes - Schedule of Income Tax Expenses (Credit) (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Schedule of Income Tax Expenses (Credit) [Abstract]
Current	$ 12,782	$ 1,630	$ (56,010)	$ 297,067
Deferred	728,286	92,870	(728,286)
Total income tax expense (credit)	$ 741,068	$ 94,500	$ (784,296)	$ 297,067